Exhibit 1. Consolidated companies, associates, and joint ventures - Subsidiaries & Joint centures Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated companies, associates, and joint ventures
Ownership interest Ecopetrol	49.00%
Equity	$ 113,903,089	$ 90,583,772	$ 53,499,363	$ 58,231,628
Profit (loss)	35,199,480	17,630,554	$ 2,737,853
Assets	302,792,431	242,426,616
Liabilities	$ 188,889,342	$ 151,842,844
ATP Tower Holdings
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	24.70%
Activity	Transport and telecommunications
Country/Domicile	UnitedStates
Geographic area of operations	UnitedStates
Equity	$ 1,850,384
Profit (loss)	(219,990)
Assets	4,551,118
Liabilities	$ 2,700,734
Interligacao Eletrica do Madeira
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	51.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
% of Ecopetrol's ownership	51.00%	51.00%
Equity	$ 3,438,987	$ 2,504,773
Profit (loss)	387,981	379,667
Assets	6,580,545	5,026,053
Liabilities	$ 3,141,558	$ 2,521,280
Interligao Eltrica Garanhuns
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	51.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 985,789
Profit (loss)	161,864
Assets	1,369,603
Liabilities	$ 383,814
Interligao Eltrica Paraguau
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	50.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,016,496
Profit (loss)	135,684
Assets	1,530,815
Liabilities	$ 514,319
Interligao Eltrica Aimors
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	50.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 671,186
Profit (loss)	110,769
Assets	1,014,426
Liabilities	$ 343,240
Interligao Eltrica Iva
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	50.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 795,707
Profit (loss)	33,388
Assets	3,706,984
Liabilities	$ 2,911,277
Transmissora Alianca de Energia Eletrica
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	14.88%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
% of Ecopetrol's ownership	14.88%	14.88%
Equity	$ 6,091,281	$ 4,873,821
Profit (loss)	1,252,974	1,537,229
Assets	14,319,223	10,218,835
Liabilities	$ 8,227,942	$ 5,345,014
Interconexin Elctrica Colombia Panam-Panam
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	50.00%
Activity	Electric power
Country/Domicile	Panama
Geographic area of operations	Panama
Equity	$ 38,132
Profit (loss)	(31,996)
Assets	40,480
Liabilities	$ 2,348
Interconexin Elctrica Colombia Panam Colombia
Consolidated companies, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest Ecopetrol	1.17%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 267
Profit (loss)	(2)
Assets	268
Liabilities	$ 1
Transnexa
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	50.00%
Activity	Transport and telecommunications
Country/Domicile	Ecuador
Geographic area of operations	Ecuador
Derivex
Consolidated companies, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest Ecopetrol	40.46%
Activity	Manage the trading system for financial instruments derived from electricity
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 850
Profit (loss)	(873)
Assets	$ 850
Parques de Rio
Consolidated companies, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest Ecopetrol	33.00%
Activity	Roads
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 102
Profit (loss)	(30)
Assets	$ 102
Conexin Kimal Lo Aguirre S.A.
Consolidated companies, associates, and joint ventures
Functional currency	Chilena peso
Ownership interest Ecopetrol	33.33%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 507,690
Profit (loss)	776
Assets	631,392
Liabilities	$ 123,702
Consorcio Transmantaro
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 2,272,947
Profit (loss)	307,699
Assets	9,085,357
Liabilities	$ 6,812,410
Interligao Elctrica Evrecy
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 243,025
Profit (loss)	(48,856)
Assets	267,247
Liabilities	$ 24,222
Fundo De Investimento Assis
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.81%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 37,107
Profit (loss)	7,562
Assets	$ 37,107
Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.73%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 13,197
Profit (loss)	3,651
Assets	$ 13,197
Fundo de Investimento Referenciado di Bandeirantes
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	27.68%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 250,436
Profit (loss)	29,441
Assets	$ 250,436
Fundo de Investimento Xavantes Referenciado di
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	17.54%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 538,537
Profit (loss)	55,264
Assets	$ 538,537
Interconexiones Viales
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	65.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 3,380
Profit (loss)	(2,935)
Assets	3,901
Liabilities	$ 521
Interligao Eltrica Aguape
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 582,138
Profit (loss)	88,602
Assets	654,581
Liabilities	$ 72,443
Interligao Eltrica Biguau
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 399,587
Profit (loss)	35,053
Assets	476,172
Liabilities	$ 76,585
Interligao Eltrica De Minas Gerais
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 372,475
Profit (loss)	(27,636)
Assets	410,106
Liabilities	$ 37,631
Interligao Eltrica Itapura
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 163,809
Profit (loss)	25,988
Assets	176,625
Liabilities	$ 12,816
Interligao Eltrica Itaquer
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 510,426
Profit (loss)	59,930
Assets	592,065
Liabilities	$ 81,639
Interligao Eltrica Itanes
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 462,427
Profit (loss)	23,425
Assets	499,955
Liabilities	$ 37,528
Interligao Eltrica Norte E Nordeste
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 338,101
Profit (loss)	38,685
Assets	485,124
Liabilities	$ 147,023
Interligao Eltrica Pinheiros
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 56,620
Profit (loss)	62,687
Assets	69,231
Liabilities	$ 12,611
Interligao Eltrica Riacho Grande
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 87,708
Profit (loss)	(721)
Assets	98,771
Liabilities	$ 11,063
Interligao Eltrica Serra Do Japi
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 384,866
Profit (loss)	62,833
Assets	432,753
Liabilities	$ 47,887
Interligao Eltrica Sul
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 204,438
Profit (loss)	12,193
Assets	232,392
Liabilities	$ 27,954
Interligao Eltrica Tibagi
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 222,671
Profit (loss)	19,465
Assets	257,165
Liabilities	$ 34,494
Internexa
Consolidated companies, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest Ecopetrol	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 125,935
Profit (loss)	(92,594)
Assets	607,744
Liabilities	$ 481,809
Transamerican Telecomunication S.A.
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Argentina
Geographic area of operations	Argentina
Equity	$ 21,152
Profit (loss)	(3,278)
Assets	45,400
Liabilities	$ 24,248
Internexa Brazil Operadora de Telecomunicaes
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 28,195
Profit (loss)	(114,568)
Assets	253,014
Liabilities	$ 224,819
Internexa Chile
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	98.43%
Activity	Telecommunications and ICT
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 34,332
Profit (loss)	7,098
Assets	100,853
Liabilities	$ 66,521
Interligao Eltrica JAGUAR 6 S.A
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 224,245
Profit (loss)	1,775
Assets	237,516
Liabilities	$ 13,271
Interligao Eltrica JAGUAR 8 S.A
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 97,020
Profit (loss)	1,833
Assets	103,999
Liabilities	$ 6,979
Interligao Eltrica JAGUAR 9 S.A
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 388,824
Profit (loss)	7,930
Assets	432,420
Liabilities	$ 43,596
Internexa Participaes
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	99.42%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 23,221
Profit (loss)	(99,644)
Assets	24,430
Liabilities	$ 1,209
Internexa Peru
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 52,265
Profit (loss)	(4,307)
Assets	376,626
Liabilities	$ 324,361
ISA Bolivia
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Electric power
Country/Domicile	Bolivia
Geographic area of operations	Bolivia
Equity	$ 140,414
Profit (loss)	10,976
Assets	155,384
Liabilities	$ 14,970
ISA Capital Do Brasil
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 5,373,693
Profit (loss)	650,721
Assets	5,606,854
Liabilities	$ 233,161
ISA CTEEP
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 14,914,001
Profit (loss)	1,861,300
Assets	28,831,572
Liabilities	$ 13,917,571
ISA Interchile [Member]
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 1,493,203
Profit (loss)	(19,966)
Assets	7,374,469
Liabilities	$ 5,881,266
ISA Intercolombia
Consolidated companies, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 130,626
Profit (loss)	47,481
Assets	357,192
Liabilities	$ 226,566
ISA Intervial Chile
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,024,265
Profit (loss)	438,479
Assets	4,985,244
Liabilities	$ 960,979
ISA Intervial Colombia
Consolidated companies, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 587
Profit (loss)	20
Assets	$ 587
ISA Inversiones Chile
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 1,949,226
Profit (loss)	(9,385)
Assets	1,954,212
Liabilities	$ 4,986
ISA Inversiones Chile Vas SpA
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,025,954
Profit (loss)	438,012
Assets	$ 4,025,954
ISA Inversiones Costera Chile
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ (211,407)
Profit (loss)	(76,363)
Assets	612,824
Liabilities	$ 824,231
ISA Inversiones Tolten
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 39
Profit (loss)	(9)
Assets	$ 39
ISA Investimentos E Participaes
Consolidated companies, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,152,834
Profit (loss)	163,525
Assets	1,152,949
Liabilities	$ 115
ISA Per
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	99.98%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 240,254
Profit (loss)	34,518
Assets	1,159,668
Liabilities	$ 919,414
ISA REP
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 672,302
Profit (loss)	273,783
Assets	2,311,363
Liabilities	$ 1,639,061
ISA Transelca
Consolidated companies, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1,002,878
Profit (loss)	222,945
Assets	1,788,873
Liabilities	$ 785,995
Linear Systems RE
Consolidated companies, associates, and joint ventures
Functional currency	US dollar
Ownership interest Ecopetrol	100.00%
Activity	Other business
Country/Domicile	Bermudas
Geographic area of operations	Bermudas
Equity	$ 36,506
Profit (loss)	4,802
Assets	141,027
Liabilities	$ 104,521
Proyectos De Infraestructura Del Per
Consolidated companies, associates, and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 15,289
Profit (loss)	2,254
Assets	114,879
Liabilities	$ 99,590
Ruta Costera
Consolidated companies, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 177,882
Profit (loss)	(11,404)
Assets	2,859,724
Liabilities	$ 2,681,842
Ruta De La Araucana
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 432,393
Profit (loss)	76,332
Assets	905,688
Liabilities	$ 473,295
Ruta De Los Ros
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	75.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 122,428
Profit (loss)	49,926
Assets	339,054
Liabilities	$ 216,626
Ruta Del Bosque
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 106,522
Profit (loss)	(23,361)
Assets	150,803
Liabilities	$ 44,281
Ruta Del Loa
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 324,504
Profit (loss)	50,506
Assets	1,121,725
Liabilities	$ 797,221
Ruta del Maipo
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 2,831,192
Profit (loss)	355,286
Assets	8,869,327
Liabilities	$ 6,038,135
Ruta Del Maule
Consolidated companies, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest Ecopetrol	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 6,048
Profit (loss)	(4,561)
Assets	9,693
Liabilities	$ 3,645
Sistemas Inteligentes en Red
Consolidated companies, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest Ecopetrol	99.77%
Activity	Other business
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 10,472
Profit (loss)	2,868
Assets	19,885
Liabilities	$ 9,413
XM
Consolidated companies, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest Ecopetrol	99.73%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 45,336
Profit (loss)	10,873
Assets	306,304
Liabilities	$ 260,968